INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	148,824	142,685
Net unrealized losses on derivative instruments	6,200	3,794
Basis difference on acquisition of GAAM Australian assets	0	6,575
Other	636	124
Valuation allowance	(31,739)	(33,929)
Total deferred tax asset	123,921	119,249
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(163,534)	(165,343)
Miscellaneous book/tax differences	0	(166)
Total deferred tax liability	(163,534)	(165,509)
Deferred tax liability, net	(39,613)	(46,260)
Net valuation allowance provision (reversal) recorded for net operating losses	$ 4,500	$ (3,400)